Fair Value of Financial Instruments (Narrative) (Details)	Mar. 31, 2016 derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of Foreign Currency Derivatives Held	0